Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Profit (Loss) Before Taxes

The components of net (loss) before the provision for income taxes are as follows:

	For the Year Ended March 31, 2019	For the Three Months March 31, 2018	For the Year Ended December 31, 2017
Domestic	$(4,475,659)	$2,935,850	$(7,469,198)
Foreign	(2,082,791)	(1,888,163)	(10,575,148)
Total	$(6,558,450)	$1,047,687	$(18,044,346)

Schedule of Deferred Tax Asset/Liability

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets were as follows:

	As of March 31, 2019	As of March 31, 2018
Net operating loss carry forward	$4,201,000	$2,909,000
Research and development tax credits	243,000
Other	120,000
Reserves and allowances - foreign	6,000	10,000
Stock-based compensation	608,000
Unrealized loss on available for sale investment	966,000
Research and development - foreign	550,000	762,000
Net deferred tax	6,694,000	3,681,000
Valuation allowance	(6,694,000)	(3,681,000)
Net deferred tax asset	$-	$-

Schedule of Statutory US Federal Effective Tax Rate

A reconciliation of the statutory U.S. Federal rate to the Company’s effective tax rate is as follows for the year ended March 31, 2019.

Federal income tax at statutory rate	(21.00)%
State income tax, net of federal benefit	(6.62)
Permanent items	0.00
Change in valuation allowance	36.10
Research and development tax credits	(3.71)
Other	(4.77)
Effective income tax expense rate	0%

Schedule of Unrecognized Tax Benefits Related To Uncertain Tax Positions

A reconciliation of the of unrecognized tax benefits related to uncertain tax positions for the year ended March 31, 2019, three months ended March 31, 2018 and for the year ended December 31, 2017 is as follows:

	Year ended March 31,2019	Three Months Ended March 31, 2018	Year ended December 31, 2017

Balance at beginning of period	$154,300	$154,300	$154,300
Additions for current year’s tax position	-	-	-

Balance at the end of period	$154,300	$154,300	$154,300